Filed pursuant to 497(e) and 497(k)
File Nos. 333-48456 and 811-10183

BRIGHTHOUSE FUNDS TRUST I

SUPPLEMENT DATED OCTOBER 20, 2022

TO THE

SUMMARY PROSPECTUS DATED APRIL 29, 2022

PROSPECTUS DATED APRIL 29, 2022 AND

STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 29, 2022, AS SUPPLEMENTED

PIMCO TOTAL RETURN PORTFOLIO

Effective immediately, Scott A. Mather no longer serves as a portfolio manager of the PIMCO Total Return Portfolio (the “Portfolio”), a series of Brighthouse Funds Trust I, and Michael Cudzil has been named as a portfolio manager of the Portfolio. As of September 30, 2022 Mr. Cudzil did not beneficially own any equity securities of the Portfolio. Effective immediately, the following changes are made to the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) of the Portfolio.

In the Portfolio Summary of the Summary Prospectus and the Prospectus, the subsection entitled “Portfolio Managers” of the section titled “Management” is deleted in its entirety and replaced with the following:

Portfolio Managers. Mark R. Kiesel, Managing Director and CIO Global Credit, has managed the Portfolio since 2014. Mohit Mittal, Managing Director, has managed the Portfolio since 2019. Michael Cudzil, Managing Director, has managed the Portfolio since 2022.

In the Prospectus, the fifth and sixth paragraphs in the subsection entitled “The Subadviser” of the section titled “Additional Information About Management” are deleted in their entirety and replaced with the following:

The Portfolio is jointly managed by a team of professionals, including Mark R. Kiesel, Mohit Mittal and Michael Cudzil.

In the Prospectus, the following is added after the last paragraph in the subsection entitled “The Subadviser” of the section titled “Additional Information About Management”:

Mr. Cudzil is a managing director at PIMCO. He is a portfolio manager and mortgage specialist. Prior to joining PIMCO in 2012, he worked as a managing director and head of pass-through trading at Nomura.

In the Portfolio’s Other Accounts Managed table in Appendix C of the SAI, the information with respect to Mr. Mather is deleted in its entirety and replaced with the following:

Name of Portfolio Manager	Category of Account	Total Number of Other Accounts	Total Assets in All Other Accounts	Number of Other Accounts Paying a Performance Fee	Total Assets of Other Accounts Paying a Performance Fee
Michael Cudzil,[1]	Registered Investment Companies	17	$12,367,000,000	0	N/A
PIMCO Total Return Portfolio	Other Pooled Investment Vehicles	12	$8,826,000,000	2	$6,988,000,000
	Other Accounts	67	$26,239,000,000	6	$1,004,000,000

[1]	Other accounts managed information is as of September 30, 2022.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH

THE SUMMARY PROSPECTUS, PROSPECTUS AND THE STATEMENT OF

ADDITIONAL INFORMATION FOR FUTURE REFERENCE